UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

February 28, 2007

(Dollar Amounts in Thousands)

(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	COLLEGE AND UNIVERSITY LOANS (63.3%)
	ALABAMA
$160	Birmingham-Southern College	3.00	10/01/2010	12.47	$131
2	Stillman College	3.00	02/01/2007	13.24	2
1,346	University of Alabama	3.00	05/01/2021	12.27	793
191	University of Montevallo	3.00	05/01/2023	12.30	105
	CALIFORNIA
523	Azusa Pacific University	3.00	04/01/2017	12.96	335
1,020	California State University	3.00	11/01/2012	10.57	814
200	Monterey Peninsula College	3.00	10/01/2018	11.95	125
290	San Diego State University	3.00	11/01/2021	11.93	166
610	San Francisco State University	3.00	11/01/2021	11.93	352
	ILLINOIS
290	Concordia College	3.00	05/01/2011	12.64	237
	INDIANA
100	Anderson College	3.00	03/01/2010	13.02	85
230	Taylor University	3.00	10/01/2010	12.45	188
1,190	University of Notre Dame	3.00	04/01/2018	12.95	738
	KANSAS
125	Emporia State University	3.00	04/01/2009	12.33	113
	LOUISIANA
370	Xavier University	3.00	10/01/2017	12.54	231
	MARYLAND
840	Western Maryland College	3.00	11/01/2016	12.44	550
	MASSACHUSETTS
159	Atlantic Union College	3.00	05/01/2023	12.68	84
660	Boston University	3.00	12/31/2022	11.87	361
69	Springfield College	3.00	05/01/2011	12.59	57
	MICHIGAN
800	Albion College	3.00	10/01/2015	12.51	540
200	Alma College	3.00	04/01/2010	11.87	173
2,205	Finlandia University	3.00	08/01/2014	12.70	1,180
	MINNESOTA
880	Augsburg College	3.00	04/01/2016	12.95	588
385	College of St. Thomas	3.00	04/01/2017	12.95	247
	MISSISSIPPI
20	Mississippi Valley State	3.00	07/01/2008	11.89	18
93	Tougaloo College	3.00	06/01/2021	12.44	51

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	MISSOURI
$113	Missouri Southern State College	3.00	12/01/2008	10.56	$97
67	Missouri Western State College	3.00	10/01/2008	11.77	60
	NEBRASKA
69	University of Nebraska	3.00	07/01/2013	10.59	53
	NEW HAMPSHIRE
230	Daniel Webster College	3.00	04/01/2019	12.99	137
205	New England College	3.625	10/01/2013	12.37	155
705	New England College	3.00	04/01/2019	12.96	423
383	Rivier College	3.625	04/01/2014	12.78	285
	NEW JERSEY
82	Fairleigh Dickinson University	3.00	11/01/2020	12.09	49
	NEW YORK
47	Alfred University	3.00	11/01/2007	12.41	44
394	Long Island University	3.00	06/01/2016	12.34	259
825	Sarah Lawrence College	3.00	11/01/2021	12.64	471
	NORTH CAROLINA
74	Montreat-Anderson College	3.00	12/01/2019	12.19	44
875	University of North Carolina	3.00	01/01/2018	11.49	555
	OHIO
1,235	Case Western Reserve University	3.00	04/01/2016	10.54	901
19	Riverside Hospital	3.00	04/01/2007	13.09	18
145	University of Steubenville	3.375	04/01/2012	12.88	114
218	University of Steubenville	3.00	04/01/2017	12.96	140
	PENNSYLVANIA
397	Carnegie - Mellon University	3.00	11/01/2017	10.45	279
420	Harcum Junior College	3.00	11/01/2015	12.44	286
235	Susquehanna University	3.625	11/01/2014	12.32	170
77	Swarthmore College	3.00	11/01/2013	12.30	57
268	Temple University	3.375	11/01/2014	11.99	199
	RHODE ISLAND
256	Community College of Rhode Island	3.00	04/01/2018	12.10	165
	SOUTH CAROLINA
605	College of Charleston	3.00	07/01/2016	12.02	403
500	Morris College	3.00	11/01/2013	12.42	365
	TENNESSEE
59	Bryan College	3.00	02/01/2010	12.68	48
191	Vanderbilt University	3.00	06/30/2009	10.39	166

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	TEXAS
$388	Jarvis Christian College	3.00	04/01/2019	12.96	$234
76	Laredo Junior College	3.00	08/01/2009	11.82	65
109	St. Edward’s University	3.625	04/01/2013	12.80	84
35	Texas College	3.00	04/01/2007	13.09	34
383	Texas Tech University	3.625	03/01/2013	10.80	308
2,420	Texas Tech University	3.375	03/01/2012	10.83	2,003
	VERMONT
810	Middlebury College	3.00	04/01/2018	12.87	530
30	St. Michael’s College	3.00	04/01/2008	13.06	29
1,970	University of Vermont	3.00	10/01/2019	12.19	1,203
	VIRGINIA
1,115	Old Dominion University	3.00	06/01/2013	11.70	823
	WASHINGTON
20	Western Washington University	3.00	10/01/2007	11.16	19
29,008	Total College and University Loans				19,539

	Allowance for Loan Losses				560

	Net Loans of the Trust				18,979

	INVESTMENT AGREEMENTS (36.7%)

2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	8.00	2,600
8,401	FNMA #786 Revenue Fund	5.00	12/01/2014	5.00	8,401
11,001	Total Investment Agreements				11,001
$40,009	Total Investments (100.0%)				$29,980

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

Item 2.           Controls and Procedures

(a)          Not applicable to the registrant.

(b)         Not applicable to the registrant.

Item 3.           Exhibits.

The following exhibits are attached to this Form N-Q:

1)              Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)              Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.

3)              Attestation Report of Independent Accountants, Deloitte & Touche, LLP, is attached.

4)              Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 27, 2007

* Print the name and title of each signing officer under his or her signature.